INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Current income taxes	$ (18)	$ (18)	$ (34)	$ (32)
Deferred income taxes	(2)	(3)	(5)	(3)
Income taxes	$ (20)	$ (21)	$ (39)	$ (35)
Effective tax rate	20.60%	20.40%	19.40%	21.70%